Accounting policies (Policies)	6 Months Ended
Jun. 30, 2021
Accounting policies
Description of accounting policies and methods of computation followed in interim financial statements

The accounting policies, methods of computation and presentation of the Consolidated Group are, in all material aspects, the same as those used for the 2020 annual financial statements on Form 20-F, except for the changes described below. In addition to the changes below, certain amounts reported in prior periods have been restated to conform to the current presentation. SEK analyzes and assesses the application and impact of changes in financial reporting standards that are applied within the Group. Changes that are not mentioned are either not applicable to SEK or have been determined to not have a material impact on SEK's financial reporting.